Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.03800%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	2.01677%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,596,051.81

Principal:
Principal Collections	$24,134,984.04
Prepayments in Full	$15,395,406.42
Liquidation Proceeds	$0.00
Recoveries	$596.58
Sub Total	$39,530,987.04
Collections	$42,127,038.85

Purchase Amounts:
Purchase Amounts Related to Principal	$159,496.24
Purchase Amounts Related to Interest	$317.62
Sub Total	$159,813.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,286,852.71

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,286,852.71
Servicing Fee	$944,342.18	$944,342.18	$0.00	$0.00	$41,342,510.53
Interest - Class A-1 Notes	$285,634.09	$285,634.09	$0.00	$0.00	$41,056,876.44
Interest - Class A-2a Notes	$776,924.00	$776,924.00	$0.00	$0.00	$40,279,952.44
Interest - Class A-2b Notes	$173,666.31	$173,666.31	$0.00	$0.00	$40,106,286.13
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$39,105,773.80
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$38,762,553.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,762,553.80
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$38,643,865.63
Second Priority Principal Payment	$10,030,077.48	$10,030,077.48	$0.00	$0.00	$28,613,788.15
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$28,528,711.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,528,711.07
Regular Principal Payment	$152,729,541.70	$28,528,711.07	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$42,286,852.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$10,030,077.48
Regular Principal Payment					$28,528,711.07
Total					$38,558,788.55

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$38,558,788.55	$189.80	$285,634.09	$1.41	$38,844,422.64	$191.21
Class A-2a Notes	$0.00	$0.00	$776,924.00	$2.87	$776,924.00	$2.87
Class A-2b Notes	$0.00	$0.00	$173,666.31	$1.74	$173,666.31	$1.74
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$38,558,788.55	$36.63	$2,783,721.98	$2.64	$41,342,510.53	$39.27

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$162,759,619.18	0.8011401	$124,200,830.63	0.6113449
Class A-2a Notes	$271,020,000.00	1.0000000	$271,020,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$1,012,229,619.18	0.9616196	$973,670,830.63	0.9249887

Pool Information
Weighted Average APR	2.857%	2.850%
Weighted Average Remaining Term	53.51	52.67
Number of Receivables Outstanding	36,346	35,626
Pool Balance	$1,133,210,618.29	$1,093,520,676.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,016,671,798.61	$981,149,541.70
Pool Factor	0.9657347	0.9319104

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$112,371,134.47
Targeted Overcollateralization Amount	$147,194,999.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$119,849,845.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		27	$55.42
(Recoveries)		1	$596.58
Net Loss for Current Collection Period			$(541.16)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0006%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0015%
Current Collection Period			-0.0006%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		43	$1,471.84
(Cumulative Recoveries)			$596.58
Cumulative Net Loss for All Collection Periods			$875.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0001%

Average Realized Loss for Receivables that have experienced a Realized Loss			$34.23
Average Net Loss for Receivables that have experienced a Realized Loss			$20.35

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.40%	123	$4,329,470.97
61-90 Days Delinquent	0.01%	4	$154,882.13
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.41%	127	$4,484,353.10

Repossession Inventory:
Repossessed in the Current Collection Period		3	176424.10
Total Repossessed Inventory		3	176424.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0028%
Current Collection Period			0.0112%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0142%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	2

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	73	$2,780,565.17
2 Months Extended	85	$3,439,915.52
3+ Months Extended	6	$277,794.52

Total Receivables Extended	164	$6,498,275.21
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer